GENERAL (Tables)	12 Months Ended
Dec. 31, 2025
General
SCHEDULE OF PRINCIPAL ACTIVITIES OF SUBSIDIARIES

The principal activities of the subsidiaries of the Company (the “Company” or collectively known as the “Group”) are as follows:

Name of entity	Principal activities	Country of business / incorporation	Group’s effective equity interest held
			2024	2025
			%	%
Advance Cancer Centre Pte Ltd	Investment, research and development of medical technologies	Singapore	100	100

CytoMed Therapeutics (Malaysia) Sdn Bhd	Research, development and manufacturing of stem cells and innate immune cell-based immune-therapeutics, research and development of induced pluripotent stem cell-based immune-therapeutics	Malaysia	100	100

LongevityBank Pte Ltd	Stem cell and immune cell banking	Singapore	90	77+

Held by LongevityBank Pte Ltd

IPSC Depository Sdn Bhd	Processing and banking of cells including cord blood stem cells and development on cell-based therapy	Malaysia	90	77+

Puricell Lab Pte Ltd	Research and development of induced pluripotent stem cell-based biologics and medical technologies	Singapore	95	73+

+ Rounded to the nearest whole %

SCHEDULE OF FINANCIAL INFORMATION OF NON-CONTROLLING INTERESTS

The following table illustrates the summarized financial information of the Group’s material NCI (and not the Group’s share of those amounts), adjusted for difference in accounting policies between the Group and the subsidiaries, if any.

	2023	2024	2025
	S$	S$	S$

Revenue	-	69,501	324,387
Loss before tax	-	(96,735)	(158,832)
Income tax expenses	-	-	-
Loss after tax	-	(96,735)	(158,832)
Loss allocated to NCI	-	(5,163)	(15,879)
Other comprehensive gain allocated to NCI	-	-	-
Total comprehensive loss allocated to NCI	-	(5,163)	(15,879)

Cash flows generated from operating activities	-	32,697	306,016
Cash flows used in investing activities	-	(808,924)	(455,463)
Cash flows generated from financing activities	-	849,938	700,000
Net cash inflows	-	73,711	550,553

	2023	2024	2025
	S$	S$	S$

Current assets	-	141,490	827,839
Non-current assets	-	811,158	1,226,368
Current liabilities	-	(174,894)	(656,069)
Non-current liabilities	-	(31,290)	(52,582)
Net (liabilities)/assets	-	746,464	1,345,556

Accumulated NCI	-	77,749	309,221
Less: fair value adjustments	-	-	-
Adjusted accumulated NCI	-	77,749	309,221